Schedule of Investments - March 31, 2024
Hotchkis & Wiley Diversified Value Fund (Unaudited)
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COMMON STOCKS - 98.30%	Held	Value
COMMUNICATION SERVICES - 6.59%
Entertainment - 0.59%
Warner Bros. Discovery, Inc. (a)	78,600	$686,178

Interactive Media & Services - 2.28%
Alphabet, Inc. (a)	17,700	2,671,461

Media - 3.07%
Comcast Corp.	60,800	2,635,680
Omnicom Group, Inc.	6,400	619,264
Paramount Global	29,000	341,330
		3,596,274
Wireless Telecommunication Services - 0.65%
Vodafone Group PLC - ADR	84,963	756,171
TOTAL COMMUNICATION SERVICES		7,710,084

CONSUMER DISCRETIONARY - 6.96%
Automobile Components - 3.30%
Adient PLC (a)	10,274	338,220
Aptiv PLC (a)	14,600	1,162,890
BorgWarner, Inc.	15,400	534,996
Magna International, Inc.	33,600	1,830,528
		3,866,634
Automobiles - 3.13%
General Motors Company	80,800	3,664,280

Hotels, Restaurants & Leisure - 0.53%
Booking Holdings, Inc.	170	616,740
TOTAL CONSUMER DISCRETIONARY		8,147,654

CONSUMER STAPLES - 2.71%
Beverages - 0.17%
Anheuser-Busch InBev SA/NV - ADR	3,300	200,574

Food Products - 0.59%
Conagra Brands, Inc.	23,400	693,576

Personal Care Products - 1.95%
Unilever PLC - ADR	45,400	2,278,626
TOTAL CONSUMER STAPLES		3,172,776

ENERGY - 13.43%
Energy Equipment & Services - 3.58%
Baker Hughes Company	23,200	777,200
Halliburton Company	21,200	835,704
NOV, Inc.	108,400	2,115,968
Schlumberger NV	8,400	460,404
		4,189,276
Oil, Gas & Consumable Fuels - 9.85%
APA Corp.	108,900	3,743,982
Cenovus Energy, Inc.	38,100	761,619
Marathon Oil Corp.	106,550	3,019,627
Murphy Oil Corp.	14,000	639,800
Ovintiv, Inc.	25,800	1,339,020
Shell PLC - ADR	30,262	2,028,764
		11,532,812
TOTAL ENERGY		15,722,088

FINANCIALS - 28.15%
Banks - 13.65%
Bank of America Corp.	23,200	879,744
Citigroup, Inc.	72,374	4,576,932
Citizens Financial Group, Inc.	73,000	2,649,170
First Citizens BancShares, Inc.	352	575,520
U.S. Bancorp	63,000	2,816,100
Wells Fargo & Company	77,234	4,476,482
		15,973,948
Capital Markets - 4.98%
The Bank of New York Mellon Corp.	33,900	1,953,318
The Goldman Sachs Group, Inc.	5,390	2,251,349
State Street Corp.	21,100	1,631,452
		5,836,119
Consumer Finance - 1.20%
Capital One Financial Corp.	4,600	684,894
Discover Financial Services	5,500	720,995
		1,405,889
Financial Services - 3.72%
Corebridge Financial, Inc. (l)	51,200	1,470,976
Fidelity National Information Services, Inc.	38,900	2,885,602
		4,356,578
Insurance - 4.60%
American International Group, Inc.	34,300	2,681,231
The Hartford Financial Services Group, Inc.	26,200	2,699,910
		5,381,141
TOTAL FINANCIALS		32,953,675

HEALTH CARE - 15.57%
Health Care Equipment & Supplies - 4.80%
GE HealthCare Technologies, Inc.	23,512	2,137,476
Medtronic PLC	31,882	2,778,516
Zimmer Biomet Holdings, Inc.	5,340	704,773
		5,620,765
Health Care Providers & Services - 9.78%
Centene Corp. (a)	18,700	1,467,576
The Cigna Group	3,900	1,416,441
CVS Health Corp.	29,700	2,368,872
Elevance Health, Inc.	6,600	3,422,364
HCA Healthcare, Inc.	4,060	1,354,132
Humana, Inc.	2,400	832,128
Laboratory Corp. of America Holdings	2,700	589,842
		11,451,355
Pharmaceuticals - 0.99%
GSK PLC - ADR	14,340	614,756
Sanofi SA - ADR	11,200	544,320
		1,159,076
TOTAL HEALTH CARE		18,231,196

INDUSTRIALS - 10.57%
Aerospace & Defense - 3.04%
The Boeing Company (a)	7,660	1,478,303
General Dynamics Corp.	2,100	593,229
RTX Corp.	15,300	1,492,209
		3,563,741
Air Freight & Logistics - 1.89%
FedEx Corp.	7,620	2,207,819

Construction & Engineering - 0.39%
Fluor Corp. (a)	10,800	456,624

Industrial Conglomerates - 1.24%
General Electric Company	8,237	1,445,841

Machinery - 4.01%
CNH Industrial NV	93,000	1,205,280
Cummins, Inc. (l)	6,240	1,838,616
PACCAR, Inc.	8,400	1,040,676
The Timken Company	7,000	612,010
		4,696,582
TOTAL INDUSTRIALS		12,370,607

INFORMATION TECHNOLOGY - 10.82%
Communications Equipment - 5.87%
F5, Inc. (a)	17,900	3,393,661
Telefonaktiebolaget LM Ericsson - ADR (l)	631,500	3,479,565
		6,873,226
Electronic Equipment, Instruments & Components - 2.00%
Corning, Inc.	36,300	1,196,448
TE Connectivity Ltd.	7,900	1,147,396
		2,343,844
IT Services - 0.47%
Cognizant Technology Solutions Corp.	7,400	542,346

Semiconductors & Semiconductor Equipment - 1.06%
Micron Technology, Inc.	10,500	1,237,845

Software - 1.42%
Microsoft Corp.	2,000	841,440
Oracle Corp.	6,550	822,746
		1,664,186
TOTAL INFORMATION TECHNOLOGY		12,661,447

MATERIALS - 1.64%
Chemicals - 1.36%
Olin Corp.	27,100	1,593,480

Containers & Packaging - 0.28%
International Paper Company	8,400	327,768
TOTAL MATERIALS		1,921,248

UTILITIES - 1.86%
Electric Utilities - 1.86%
PPL Corp.	79,100	2,177,623
TOTAL UTILITIES		2,177,623

Total common stocks (Cost $90,879,840)		115,068,398

Total long-term investments (Cost $90,879,840)		115,068,398

COLLATERAL FOR SECURITIES ON LOAN - 4.21%
Money Market Funds - 4.21%
Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class, 5.24%^	4,925,176	4,925,176
Total collateral for securities on loan (Cost $4,925,176)		4,925,176

	Principal
SHORT-TERM INVESTMENTS - 2.17%	Amount
Time Deposits - 2.17%
Citigroup, Inc., 2.85%, 04/02/2024*	EUR 3	3
JPMorgan Chase & Company, 4.68%, 04/01/2024*	$2,537,504	2,537,504
Total short-term investments (Cost $2,537,507)		2,537,507

Total investments - 104.68% (Cost $98,342,523)		122,531,081

Liabilities in excess of other assets - (4.68)%		(5,473,848)

Net assets - 100.00%		$117,057,233

(a)	- Non-income producing security.
(l)
 - All or a portion of this security is on loan.  The total market value of securities on loan was $4,886,452.  The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

ADR	- American Depositary Receipt
EUR	- Euro
^	- Rate shown is the 7-day yield as of March 31, 2024.
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Equity securities traded on a national stock exchange or Nasdaq Global Markets, Nasdaq Select Market and the Nasdaq Capital Markets (together, “Nasdaq”) are valued at the last reported sale price or Nasdaq Official Closing Price, as applicable, on that day, or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or Nasdaq. Over-the-counter securities not traded on Nasdaq are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Foreign equity securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund’s net asset value. Any Fund assets or liabilities initially valued in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing foreign currency exchange market rates as provided by an independent and qualified pricing source approved by the valuation designee (“Pricing Service”).

The Trust’s Board of Trustees (the “Board”) has designated Hotchkis & Wiley Capital Management, LLC (the “Advisor”) as the Fund’s “valuation designee” to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. The Advisor, as the Fund’s valuation designee, has established procedures for its fair valuation of the Fund’s portfolio investments, which address, among other things, determining when market quotations are not readily available or reliable and certain methodologies for the fair valuation of such portfolio investments, as well as the use and oversight of Pricing Services.

Fixed-income securities are generally valued at their evaluated mean prices provided by Pricing Services. Pricing Services generally provide an evaluated price that takes into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, and may provide a price determined by a matrix pricing method or other analytical pricing models. If valuations from the Pricing Services are unavailable or deemed unreliable, the fixed-income security shall be priced according to the average of the bid and ask prices of broker quotes (or a single broker quote) for such security or the last sale price reported on FINRA’s Trade Reporting and Compliance Engine (“TRACE”) (excluding cross and retail trades).

For portfolio holdings which trade in markets that close prior to the close of trading on the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), the Fund generally utilizes a Pricing Service’s fair value price which is designed to capture events occurring after a foreign exchange closes that may affect the value of certain portfolio holdings traded on those foreign exchanges. When this fair value pricing is employed, the value of the portfolio holdings used to calculate the Fund’s net asset value may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of March 31, 2024:

Level 1 --- Quoted prices in an active market:
Common Stocks	$115,068,398
Money Market Funds	4,925,176
Level 2 --- Other significant observable market inputs:
Time Deposits	2,537,507
Level 3 --- Significant unobservable inputs	-

Total Investments	$122,531,081